Schedule of operating expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Expenses by nature [abstract]
Stock-based compensation	$ 28,008	$ 4,997
Marketing and promotion	22,308	2,447
Salaries and benefits	25,349	6,992
Consulting	11,176	3,659
Professional fees	8,258	1,761
Facilities	5,697	919
General and administrative	4,462	1,442
Travel	2,710	488
Amortization of intangible assets	1,767	765
Depreciation of property, plant and equipment	1,747	896
Total	$ 111,482	$ 24,367